Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Multi-Asset Income Fund
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	ogmaif_SupplementTextBlock

OPPENHEIMER GLOBAL MULTI ASSET-INCOME FUND

Supplement dated September 29, 2017 to the

Prospectus dated February 28, 2017

This supplement amends the Prospectus of Oppenheimer Global Multi-Asset Income Fund (the “Fund”), and is in addition to any other supplement(s).

Effective October 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1]

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.72%	1.03%	0.86%	0.74%	0.51%
Acquired Fund Fees and Expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.93%	2.99%	2.32%	1.70%	1.47%
Fee Waiver and Expense Reimbursement[2]	(0.98%)	(1.24%)	(1.07%)	(0.95%)	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	1.75%	1.25%	0.75%	0.70%

1.	Expenses have been restated to reflect current fees.
2.	After discussions with the Fund’s Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.95% for Class A shares, 1.75% for Class C shares, 1.25% for Class R shares, 0.75% for Class Y shares and 0.70% for Class I shares, as calculated on the daily net assets of the Fund. The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$568	$966	$1,389	$2,565	$568	$966	$1,389	$2,565
Class C	$279	$819	$1,484	$3,267	$179	$819	$1,484	$3,267
Class R	$128	$628	$1,155	$2,602	$128	$628	$1,155	$2,602
Class Y	$77	$446	$840	$1,945	$77	$446	$840	$1,945
Class I	$72	$392	$734	$1,703	$72	$392	$734	$1,703

Global Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ogmaif_SupplementTextBlock

OPPENHEIMER GLOBAL MULTI ASSET-INCOME FUND

Supplement dated September 29, 2017 to the

Prospectus dated February 28, 2017

This supplement amends the Prospectus of Oppenheimer Global Multi-Asset Income Fund (the “Fund”), and is in addition to any other supplement(s).

Effective October 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1]

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.72%	1.03%	0.86%	0.74%	0.51%
Acquired Fund Fees and Expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.93%	2.99%	2.32%	1.70%	1.47%
Fee Waiver and Expense Reimbursement[2]	(0.98%)	(1.24%)	(1.07%)	(0.95%)	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	1.75%	1.25%	0.75%	0.70%

1.	Expenses have been restated to reflect current fees.
2.	After discussions with the Fund’s Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.95% for Class A shares, 1.75% for Class C shares, 1.25% for Class R shares, 0.75% for Class Y shares and 0.70% for Class I shares, as calculated on the daily net assets of the Fund. The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$568	$966	$1,389	$2,565	$568	$966	$1,389	$2,565
Class C	$279	$819	$1,484	$3,267	$179	$819	$1,484	$3,267
Class R	$128	$628	$1,155	$2,602	$128	$628	$1,155	$2,602
Class Y	$77	$446	$840	$1,945	$77	$446	$840	$1,945
Class I	$72	$392	$734	$1,703	$72	$392	$734	$1,703

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year from the date of this prospectus
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Global Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 568
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	568
3 Years	rr_ExpenseExampleNoRedemptionYear03	966
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,389
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,565
Global Multi-Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 279
3 Years	rr_ExpenseExampleYear03	819
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	3,267
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	819
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,267
Global Multi-Asset Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	628
5 Years	rr_ExpenseExampleYear05	1,155
10 Years	rr_ExpenseExampleYear10	2,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	628
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,602
Global Multi-Asset Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,945
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	840
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,945
Global Multi-Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,703
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	392
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,703

[1]	Expenses have been restated to reflect current fees.
[2]	After discussions with the Fund’s Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.95% for Class A shares, 1.75% for Class C shares, 1.25% for Class R shares, 0.75% for Class Y shares and 0.70% for Class I shares, as calculated on the daily net assets of the Fund. The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.